THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 15, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON FEBRUARY 25, 2005.



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment  X  ; Amendment Number:  1

This Amendment (Check only one.):   is a restatement.   X adds new holdings
                                                          entries.

Institutional Investment Manager Filing this Report:

Name:             JD Capital Management LLC
Address:          Two Greenwich Plaza
                  2nd Floor
                  Greenwich, CT 06830

13F File Number:  28-10408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Donald McCarthy
Title: Authorized Person
Phone: 203-485-8820

Signature, Place, and Date of Signing:

 /s/ Donald McCarthy             Greenwich, CT           March 7, 2005
____________________________    ______________       _________________________


Report Type (Check only one.):

X    13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                      6

Form 13F Information Table Value Total:              $ 440,225
                                                     (thousands)

List of Other Included Managers  NONE



                                                    FORM 13F INFORMATION TABLE
-----------------------------------------------------------------------------------------------------------------------

       COLUMN 1          COLUMN 2      COLUMN 3      COLUMN 4             COLUMN 5             COLUMN 6      COLUMN 7
-----------------------------------------------------------------------------------------------------------------------

                         TITLE OF                    VALUE       SHRS OR      SH/     PUT/    INVESTMENT      OTHER
    NAME OF ISSUER        CLASS        CUSIP        (x$1000)     PRN AMT      PRN     CALL    DISCRETION     MANAGERS
-----------------------------------------------------------------------------------------------------------------------

ELAN PLC                 ADR           284131208      15,154      647,601     Shr                Shared            0
-----------------------------------------------------------------------------------------------------------------------

U S G CORP               COM NEW       903293405         897       49,200     Shr                Shared            0
-----------------------------------------------------------------------------------------------------------------------

U S G CORP               CALL          903293905       1,094       60,000     Shr      Call      Shared            0
-----------------------------------------------------------------------------------------------------------------------

REYNOLDS AMERICAN INC    PUT           761713956     414,200    6,087,600     Shr       Put        Sole            0
-----------------------------------------------------------------------------------------------------------------------

NETFLIX COM INC          CALL          64110L906       7,710      500,000     Shr      Call      Shared            0
-----------------------------------------------------------------------------------------------------------------------

ELAN PLC                 CALL          284131908       1,170       50,000     Shr      Call      Shared            0
-----------------------------------------------------------------------------------------------------------------------



 FORM 13F INFORMATION TABLE - Cont'd


-------------------------------------------------------------------

       COLUMN 1                              COLUMN 8
-------------------------------------------------------------------


    NAME OF ISSUER                       VOTING AUTHORITY
-------------------------------------------------------------------
                                 SOLE          SHARED         NONE
ELAN PLC                           0         647,601            0
-------------------------------------------------------------------

U S G CORP                         0          49,200            0
-------------------------------------------------------------------

U S G CORP                         0          60,000            0
-------------------------------------------------------------------

REYNOLDS AMERICAN INC      6,087,600               0            0
-------------------------------------------------------------------

NETFLIX COM INC                    0         500,000            0
-------------------------------------------------------------------

ELAN PLC                           0          50,000            0
-------------------------------------------------------------------